Intangible Assets and Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill	$ 34,841	$ 35,631
Operating Segments
Goodwill [Line Items]
Goodwill	34,841	35,631
Operating Segments | Liquefied Natural Gas Segment
Goodwill [Line Items]
Goodwill	31,921	31,921
Operating Segments | Liquefied Petroleum Gas Segment
Goodwill [Line Items]
Goodwill	$ 2,920	$ 3,710